Cover	Jul. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2025
Entity File Number	001-41811
Entity Registrant Name	AMERICAN BATTERY TECHNOLOGY COMPANY
Entity Central Index Key	0001576873
Entity Tax Identification Number	33-1227980
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	100 Washington Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89503
City Area Code	(775)
Local Phone Number	473-4744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ABAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false